INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Private Warrants (Details)			12 Months Ended
	Mar. 14, 2019 USD ($) $ / shares	Mar. 02, 2018 shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Private Warrants, Non-Current			$ 1,686,643	$ 2,861,511
Private warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrant exercise period	5 years
Warrants incorporate in the reverse capitalization as reduction of equity	$ 1,589,548
Number of instruments or interests issued or issuable	12,700,000
Financial liabilities, at fair value	$ 3,400,000		1,700,000	2,800,000
Gain recognized from change in fair value			$ 1,200,000	$ 600,000
Private warrants | Volatility
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value | $ / shares	32
Private warrants | Share price
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value | $ / shares	5.35		6.06	5.30
Private warrants | Risk-free rate
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value	2.43		0.29	1.7631
Private warrants, strike price $15.00
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants strike price	15.00
Number of instruments or interests issued or issuable	2,500,000
Private warrants, strike price $18.00
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants strike price	18.00
Number of instruments or interests issued or issuable	2,500,000
Founder warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants incorporate in the reverse capitalization as reduction of equity	$ 1,843,175
Number of instruments or interests issued or issuable	5,200,000
Bioceres warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable	7,500,000
UAC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of warrants issued in IPO | shares		5,200,000
Warrants strike price		11.50
Warrant exercise period		5 years
UAC | Private warrants, strike price $11.50
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants strike price	11.50
Number of instruments or interests issued or issuable	2,500,000
Share price at which warrants become exercisable | $ / shares	$ 15.00
Number of trading days of shares at $15.00 for the warrants to vest	20
Continuous trading period at the warrant strike price for the warrants to vest	30 days